Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, net
Summary of Intangible Assets

The following is a summary of intangible assets, net:

	As of December 31,
	2018	2019
	RMB	RMB
Acquired Software and other intangible assets	18,809	30,229
Customer relationship	677	677
Less: accumulated depreciation and amortization	(5,646)	(11,171)
Intangible Assets, net	13,840	19,735

Schedule of Expected Future Amortization Expense

Expected Future
Amortization Expense
Twelve months ending December 31, 2020	5,306
2021	3,668
2022	2,216
2023	1,620
2024	1,619
Thereafter	5,306
Total expected future amortization expense	19,735